TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of Detailed Information about Trade and other Payables

	$ million
	Dec 31, 2021		Dec 31, 2020
	Current	Non-current	Current	Non-current
Trade payables	34,136	—	22,664	—
Other payables [A]	9,617	1,675	6,941	1,843
Sales taxes, excise duties and similar levies	3,522	—	2,895	—
Amounts due to joint ventures and associates	4,793	36	3,281	39
Accruals and deferred income	11,105	364	8,791	422
Total	63,173	2,075	44,572	2,304
[A] Includes obligations under environmental compliance schemes of $4,016 million as at December 31, 2021 (2020: $2,053 million). (See Note 31)